Accruals and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of accruals and other payables

	2024	2024	2023
	US$	HK$	HK$

Accruals	2,489,214	19,335,471	17,913,415
Other payables (Note a)	738,980	5,740,176	5,342,137

	3,228,194	25,075,647	23,255,552

Note a:	Other payables included HK$2,290,851 related to customer loyalty programmes. The loyalty points give rise to a separate performance obligation because they provide a material right to the customer and a portion of the transaction price was allocated to the loyalty points awarded to customers.